OPTIMUM INTERNATIONAL FUND
Optimum International Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns OPTIMUM INTERNATIONAL FUND	1 year	5 years	Lifetime	Inception Date
CLASS A	0.62%	0.65%	6.71%	Aug 1, 2003
CLASS A After Taxes on Distributions	0.48%	0.09%	6.07%	Aug 1, 2003
CLASS A After Taxes on Distributions and Sales	0.77%	0.66%	5.84%	Aug 1, 2003
CLASS B	2.17%	0.82%	6.88%	Aug 1, 2003
CLASS C	5.06%	1.20%	6.87%	Aug 1, 2003
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	9.31%	Aug 1, 2003
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)	7.75%	2.46%	8.83%	Aug 1, 2003

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM FUND TRUST

Optimum International Fund

Supplement to the Fund’s Class A, Class B and Class C
Statutory Prospectus dated July 29, 2011 (the “Prospectus”)

The following replaces the average annual total return table found in the Prospectus under “How has Optimum International Fund performed?”.

Average annual total returns for periods ended December 31, 2010

			Lifetime
			(8/1/03 to
	1 year	5 years	12/31/10)
Class A return before taxes	0.62%	0.65%	6.71%
Class A return after taxes on distributions	0.48%	0.09%	6.07%
Class A return after taxes on distributions and sale of Fund shares	0.77%	0.66%	5.84%
Class B return before taxes	2.17%	0.82%	6.88%
Class C return before taxes	5.06%	1.20%	6.87%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	9.31%
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)	7.75%	2.46%	8.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	OPTIMUM FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001227523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
OPTIMUM INTERNATIONAL FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.62%
5 years	rr_AverageAnnualReturnYear05	0.65%
Lifetime	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.48%
5 years	rr_AverageAnnualReturnYear05	0.09%
Lifetime	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.77%
5 years	rr_AverageAnnualReturnYear05	0.66%
Lifetime	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.17%
5 years	rr_AverageAnnualReturnYear05	0.82%
Lifetime	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.06%
5 years	rr_AverageAnnualReturnYear05	1.20%
Lifetime	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum International Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

OPTIMUM FUND TRUST

Optimum International Fund

Supplement to the Fund’s Class A, Class B and Class C
Statutory Prospectus dated July 29, 2011 (the “Prospectus”)

The following replaces the average annual total return table found in the Prospectus under “How has Optimum International Fund performed?”.

Average annual total returns for periods ended December 31, 2010

			Lifetime
			(8/1/03 to
	1 year	5 years	12/31/10)
Class A return before taxes	0.62%	0.65%	6.71%
Class A return after taxes on distributions	0.48%	0.09%	6.07%
Class A return after taxes on distributions and sale of Fund shares	0.77%	0.66%	5.84%
Class B return before taxes	2.17%	0.82%	6.88%
Class C return before taxes	5.06%	1.20%	6.87%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	9.31%
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)	7.75%	2.46%	8.83%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

OPTIMUM INTERNATIONAL FUND | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
Lifetime	rr_AverageAnnualReturnSinceInception	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | MSCI EAFE Index (net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
Lifetime	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003